Description of Business	12 Months Ended
Dec. 31, 2020
Description of Business
Description of Business

GROUP

Notes to Consolidated Financial Statements

(SEK in thousands, except per share amounts or as otherwise indicated)

Description of Business

Calliditas Therapeutics AB (publ) (“Calliditas” or the “Parent Company”), with corporate registration number 556659‑9766, and its subsidiaries (collectively, the “Group”) conduct development activities in pharmaceuticals. These consolidated financial statements encompass the Group, domiciled in Stockholm, Sweden, and its subsidiaries for the year ended December 31, 2020 and December 31, 2019. Calliditas is clinical-stage biopharmaceutical company focused on identifying, developing and commercializing novel treatments in orphan indications, with an initial focus on renal and hepatic diseases with significant unmet medical needs. The registered address of the corporate headquarters is Kungsbron 1, C8, Stockholm, Sweden.

Calliditas was founded as a public limited liability company under the laws of Sweden on February 20, 2004 under the name Pharmalink AB and registered with the Swedish Companies Registration Office on April 15, 2004. As of December 31, 2020, Calliditas is the Parent Company of three subsidiaries located in Sweden, France and in the United States. The Swedish subsidiary is Nefecon AB which is conducting no operating activities. The subsidiary in the United States is Calliditas Therapeutics Inc which is conducting pre-commercialization activities in the United States. In November 2020, Calliditas acquired a controlling interest in Genkyotex SA located in France. For the year ended December 31, 2020, Pharmalink Oncology AS ceased through voluntary liquidation, as no operations were conducted.

The Board of Directors (the “Board”) approved, and authorized for issuance, these consolidated financial statements on April 27, 2021, which will be presented for adoption at the Annual General Meeting on May 27, 2021.